                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
                          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)

   PRINCIPAL
   AMOUNT IN                                                                         COUPON     MATURITY
   THOUSANDS                                                                          RATE        DATE        VALUE
   ---------                                                                        --------    --------      -----

                 TAX-EXEMPT MUNICIPAL BONDS  (140.1%)
                 General Obligation  (14.7%)
                 California,
        $2,000     Various Purpose dtd 12/01/05                                     5.00%       03/01/27    $2,062,140
         3,000     Various Purpose dtd 05/01/03                                     5.00        02/01/32     3,053,700
         4,000   Los Angeles, Community College District, California,               5.00        08/01/27     4,127,440
                   2003 Ser B (FSA)
         2,000   Tobacco Securitization Authority of Northern California,           5.00        06/01/37     1,958,300
                   Ser 2005 A-1
         4,000   Honolulu City & County, Hawaii, ROLS RRII R 237-1 (MBIA)           5.215##     03/01/24    4,487,920
         3,600   Chicago Park District, Illinois, Harbor Ser A (Ambac)              5.00        01/01/27     3,702,924
                 New York City, New York,
         2,000     2006 Ser F                                                       5.00        09/01/23     2,065,520
         1,000     2005 Ser G                                                       5.00        12/01/23     1,030,510
         1,000   Pennsylvania, RITES PA - 1112 B (MBIA)                             5.244##     01/01/19     1,129,020
         2,000   Charleston County School District, South Carolina, Ser 2004 A      5.00        02/01/22     2,084,380
         5,000   Metropolitan Government of Nashville & Davidson County,            5.125       05/15/25     5,094,900
                   Tennessee, Refg Ser 1997
         1,000   Tennessee Energy Acquisition, GAS Revenue Residuals Ser 47TP       6.494##     09/01/19     1,308,460
         -----                                                                                               ---------
        30,600                                                                                              32,105,214
        ------                                                                                              ----------

                 Educational Facilities Revenue  (1.9%)
         1,000   San Diego County, California, Burnham Institute for Medical        5.00        09/01/34     1,002,740
                   Research Ser 2006 COPs
         1,000   Louisiana Public Facilities Authority, Pennington Medical          5.00        07/01/31     1,008,910
                   Foundation Ser 2006
         2,000   New Jersey Educational Facilities Authority, Montclair State       5.00        07/01/34     2,063,220
         -----     University Ser 2003 L (MBIA)                                                              ---------

         4,000                                                                                               4,074,870
         -----                                                                                               ---------

                 Electric Revenue  (13.8%)
         3,890   Salt River Project Agricultural Improvement & Power District,      5.00        01/01/22     4,038,481
                   Arizona, 2002 Ser B
         2,590   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)    5.25        10/01/40     2,713,517
         2,000   Orlando Utilities Commission, Florida, Ser 2001 A                  5.25        10/01/19     2,128,760
         2,500   Wyandotte County/Kansas City, Kansas, Ser 2004 B (FSA)             5.00        09/01/28     2,584,675
                 Nebraska Public Power District,
         5,000     2003 Ser A (Ambac)                                               5.00        01/01/35     5,133,550
         3,000     Ser 2005 C (FGIC)                                                5.00        01/01/41     3,087,300
         2,000   North Carolina Municipal Power Agency #1, Catawba Ser 1993         5.25        01/01/20     2,119,520
                   (MBIA)
         4,000   South Carolina Public Service Authority, Ser 2003 A (Ambac)        5.00        01/01/27     4,121,200
         2,500   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                 5.00        07/01/21     2,601,825
         1,755   Grant County Public Utility District #2, Washington, Wanapum       5.00        01/01/34     1,799,156
         -----     Hydroelectric 2005 Ser A (FGIC)                                                           ---------

        29,235                                                                                              30,327,984
        ------                                                                                              ----------

                 Hospital Revenue  (17.6%)
         3,000   California Health Facilities Financing Authority, Cedars-Sinai     5.00        11/15/34     3,033,330
                   Medical Center Ser 2005
         5,000   Colorado Health Facilities Authority, Catholic Health              5.25        09/01/24     5,158,200
                   Initiatives Ser 2001 A
         1,000   Highlands Health Facility Authority, Hospital Adventist Ser C      5.25        11/15/36     1,034,980
         3,000   Indiana Health & Educational Facility Financing Authority,         5.25        02/15/40     3,094,170
                      Clarian Health Ser 2006 A

            60   Maine Health & Higher Educational Facilities Authority,            5.50        07/01/18        60,071
                   Ser 1993 D (FSA)
         2,000   Maryland Health & Higher Educational Facilities Authority,         5.25        07/01/34     2,043,740
                   University of Maryland Medical Ser 2001
         3,000   Michigan Hospital Finance Authority, Henry Ford System             5.25        11/15/46     3,091,920
                   Refg Ser A
         4,000   Missouri Health & Educational Facilities Authority,                5.25        05/15/14     4,273,560
                   Barnes-Jewish /Christian Health Ser 1993 A
         5,000   Cuyahoga County, Ohio, Cleveland Clinic Health Ser 2003 A          6.00        01/01/32     5,475,500
           525   South Carolina Jobs - Economic Development Authority, Palmetto     6.875       08/01/27       600,689
                   Health Alliance Refg Ser 2003 C
        10,000   Fairfax County Industrial Development Authority, Virginia,         5.25        08/15/19    10,738,600
        ------     Inova Health Refg Ser 1993 A                                                             ----------

        36,585                                                                                              38,604,760
        ------                                                                                              ----------

                 Industrial Development/Pollution Control Revenue  (14.4%)
        10,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc    5.45        11/01/23    10,053,600
                   Ser 1993 (AMT) (MBIA)
         3,000   Nassau County Tobacco Settlement Corporation, New York, Ser 2006   5.125       06/01/46     2,967,090
         2,000   Alliance Airport Authority, Texas, Federal Express Corp Refg Ser   4.85        04/01/21     1,986,180
                   2006  (AMT)
         2,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)    7.70        03/01/32     2,332,000
         3,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B     5.75        05/01/30     3,173,670
                   (AMT) (Mandatory Tender 11/01/11)
         1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005       5.625       06/01/37     1,038,540
        10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A     6.90        02/01/13    10,021,900
        ------                                                                                              ----------
        31,000                                                                                              31,572,980
        ------                                                                                              ----------

                 Mortgage Revenue - Single Family  (1.0%)
         2,120   Alaska Housing Finance Corporation, 1997 Ser A (MBIA)              6.00        06/01/27     2,169,459
         -----                                                                                               ---------

                 Public Facilities Revenue  (10.3%)
         2,000   Jefferson County, Alabama, School Ser 2004 A                       5.50        01/01/22     2,137,200
         5,000   California Public Works Board, Mental Health 2004 Ser A            5.00        06/01/24     5,134,950
         2,000   District of Columbia Ballpark, Ser B-1                             5.00        02/01/31     2,057,140
         3,000   Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)         5.00        08/01/29     3,073,830
         1,500   Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)     5.25        09/01/39     1,583,475
         3,300   Newark Housing Authority, New Jersey, Port Authority-Port          5.00        01/01/34     3,391,410
                   Newark Marine Terminal Ser 2004 (MBIA)
         3,000   Pennsylvania Public School Building Authority, Philadelphia        5.00        06/01/33     3,066,840
                   School District Ser 2003 (FSA)
         2,000   Charleston Educational Excellence Financing Corporation,           5.25        12/01/29     2,092,200
         -----     South Carolina, Charleston County School District Ser 2005                                ---------
        21,800                                                                                              22,537,045
        ------                                                                                              ----------

                 Recreational Facilities Revenue  (3.0%)
         1,995   Miami-Dade County, Florida, Ser 2005 A (MBIA)                      0.00 ++     10/01/30     1,413,737
         8,480   Metropolitan Pier & Exposition Authority, Illinois, McCormick      0.00 +++    06/15/26     5,283,125
         -----     Place Ser 2002 A (MBIA)                                                                   ---------

        10,475                                                                                               6,696,862
        ------                                                                                               ---------

                 Resource Recovery Revenue  (1.5%)
         3,000   Northeast Maryland Waste Disposal Authority, Montgomery County     5.50        04/01/16     3,201,720
         -----     Ser 2003 (AMT) (Ambac)                                                                    ---------

                 Tax Allocation Revenue  (1.4%)
         3,040   Milpitas Redevelopment Agency,  California, Area #1 Ser 2003       5.00        09/01/22     3,148,923
         -----     (MBIA)                                                                                    ---------

                 Transportation Facilities Revenue  (25.2%)
                 Arizona Transportation Board,
         1,000     Ser 2003                                                         5.00        07/01/21     1,040,730
         1,000     Ser 2003                                                         5.00        07/01/22     1,039,100
         3,150   Orange County Transportation Authority, California, Toll Road      5.00        08/15/18     3,327,093
                   Refg Ser 2003 A (Ambac)
         5,000   Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT)   6.00        10/01/24     5,409,350
                   (FGIC)
         5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                         5.00        01/01/33     5,122,900
                 Georgia Road & Tollway Authority,
         2,000     Ser 2001                                                         5.375       03/01/17     2,138,900
         2,000     Ser 2004                                                         5.00        10/01/22     2,092,980
         3,000     Ser 2004                                                         5.00        10/01/23     3,134,010
         3,000   Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)                      6.625       07/01/18     3,297,570
                   Chicago, Illinois,
         3,000     O'Hare Int'l Airport 3rd Lien Ser 2005 A (MBIA)                  5.25        01/01/26     3,181,680
         3,000     O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)      5.375       01/01/32     3,087,630
         3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)    5.50        01/01/15     3,308,640
         4,000   Missouri Highways & Transportation Commission, Ser A 2001          5.125       02/01/18     4,211,120
         3,000   Clark County, Nevada, Airport SubLien Ser 2004 A (AMT) (FGIC)      5.50        07/01/20     3,205,050
         5,000   Metropolitan Transportation Authority, New York, Transportation    5.25        11/15/22     5,334,450
                   Ser 2003 B (MBIA)
                 Triborough Bridge & Tunnel Authority, New York,
         3,000     Refg Ser 2002 B                                                  5.25        11/15/19     3,207,360
           390     Ser 2001 A                                                       5.00        01/01/32       397,110
         1,500   Rhode Island Economic Development Corporation, Airport             5.00        07/01/21     1,537,875
                   Refg Ser 2004 A (AMT) (FSA)
         1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)           5.25        08/15/35     1,037,110
         -----                                                                                               ---------
        52,040                                                                                              55,110,658
        ------                                                                                              ----------

                 Water & Sewer Revenue  (24.9%)
         5,000   Los Angeles Department of Water & Power, California, Water         5.00        07/01/23     5,210,400
                   2004 Ser C (MBIA)
         4,240   San Diego County Water Authority, California, Ser 2004 A COPs      5.00        05/01/29     4,374,620
                 (FSA) De Kalb County, Georgia,
         1,000     Water & Sewer Ser A                                              5.00        10/01/21     1,043,040
         1,200     Water & Sewer Ser A                                              5.00        10/01/23     1,247,136
         3,000   Fulton County, Georgia, Water & Sewerage Ser 2004 (FGIC)           5.25        01/01/35     3,151,050
         3,000   Manchester, New Hampshire, Water Works Ser 2003 (FGIC)             5.00        12/01/34     3,072,840
         3,000   New York City Municipal Water Finance Authority, New York,         5.00        06/15/28     3,104,580
                   2005 Ser B (Ambac)
         4,565   Grand Strand Water & Sewer Authority, South Carolina,              5.375       06/01/19     4,879,848
                    Refg Ser 2002 (FSA)
                   Houston, Texas,
         5,000     Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                      5.50        12/01/16     5,384,600
         5,000     Combined Utility First Lien Refg 2004 Ser A (MBIA)               5.25        05/15/25     5,302,050
         4,000   Tarrant County Regional Water District, Texas, Refg & Impr         5.25        03/01/17     4,252,240
                   Ser 2002 (FSA)
         1,000   Austin Texas Water & Sewer Authority, ROLS RRII R-574              6.135##     05/15/27     1,100,800
         3,000   West Harris County Regional Water Authority, Texas, Water          5.00        12/15/24     3,106,710
                   Ser 2005 (FSA)
         4,000   Norfolk, Virginia, Water Ser 1993 (Ambac)                          5.375       11/01/23     4,004,600
                 Prince William County Service Authority, Virginia,
         3,000     Water & Sewer Refg Ser 2003                                      5.00        07/01/19     3,168,870
         2,000     Water & Sewer Refg Ser 2003                                      5.00        07/01/21     2,104,980
         -----                                                                                               ---------
        52,005                                                                                              54,508,364
        ------                                                                                              ----------

                 Other Revenue  (8.4%)
         5,000   California Economic Recovery Ser 2004 A                            5.00        07/01/16     5,268,900
         2,000   Golden State, Tobacco Securitization Corporation, California,      5.00        06/01/29     2,042,960
                   Enhanced Asset Backed Ser 2005 A (Ambac)

         1,500   Mashantucket Western Pequot Tribe 2006 Ser A                       5.50        09/01/36     1,550,355
         3,000   New Jersey Economic Development Authority, Cigarette Tax           5.75        06/15/29     3,179,970
                   Ser 2004 #
         6,000   Tobacco Settlement Financing Corporation, New York, State          5.50        06/01/21     6,416,520
         -----     Contingency Ser 2003 C-1                                                                  ---------

        17,500                                                                                              18,458,705
        ------                                                                                              ----------

                 Refunded  (2.0%)
         4,000   Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)          5.50        07/01/11+    4,305,000
       -------                                                                                               ---------

       297,400   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $297,250,246)                                      306,822,544
       -------                                                                                             -----------

                 SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.6%)
         1,800   Indiana Health Facility Financing Authority, Clarian Health        3.70 *      03/01/30     1,800,000
                   Obligated Group Ser 2000 B (Demand 08/01/06)
         3,930   Roanoke Industrial Development Authority, Virginia, Carilion       3.68 *      07/01/27     3,930,000
         -----     Health System Ser 1997 A (Demand 08/01/06)                                                ---------

         5,730   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS                                           5,730,000
         -----     (Cost $5,730,000)                                                                         ---------

      $303,130   TOTAL INVESTMENTS (Cost $302,980,246)(a)(b)                        142.7%                 312,552,544
      ========

                 OTHER ASSETS IN EXCESS OF LIABILITIES                                1.6                    3,453,100

                 PREFERRED SHARES OF BENEFICIAL INTEREST                            (44.3)                (97,044,471)
                                                                                    ------                ------------

                 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       100.0%                $218,961,173
                                                                                    ======                ============

-------------
   Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.
    AMT   Alternative Minimum Tax.
    COPs  Certificates of Participation.
   RITES  Residual Interest Tax-Exempt Securities (Illiquid securities).
    ROLS  Reset Option Longs (Illiquid securities).
     #    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $72,500.
     ##   Current coupon rate for inverse floating rate municipal obligation.
          This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $8,026,200 which represents 3.7%
          of net assets applicable to common shareholders.
     +    Prerefunded to call date shown.
     ++   Currently a zero coupon security; will convert to 5.00% on
          October 1, 2013.
    +++   Currently a zero coupon security; will convert to 5.75% on
          June 15, 2017.
     *    Current coupon of variable rate demand obligation.
    (a)   Securities have been designated as collateral in an amount equal to
          $15,579,063 in connection with open futures contracts.
    (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,823,031 and the aggregate gross unrealized depreciation is $250,733, resulting in net unrealized appreciation of $9,572,298.

                                       4

Bond Insurance:
-------------
Ambac            Ambac Assurance Corporation.
FGIC             Financial Guaranty Insurance Company.
FSA              Financial Security Assurance Inc.
MBIA             Municipal Bond Investors Assurance Corporation.
XLCA             XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

NUMBER OF                                      DESCRIPTION, DELIVERY            UNDERLYING FACE         UNREALIZED
CONTRACTS              LONG/SHORT                 MONTH AND YEAR                AMOUNT AT VALUE        DEPRECIATION
-----------------    ----------------    ----------------------------------   --------------------   ----------------
       50                 Short             U.S. Treasury Notes 10 year           $(5,301,563)          $(39,981)
                                                  September 2006
      100                 Short             U.S. Treasury Notes 5 year            (10,421,875)           (32,306)
                                                  September 2006                                      ---------------

                                            Total Unrealized Depreciation.....................          $(72,287)
                                                                                                      ================

                        Geographic Summary of Investments

             Based on Market Value as a Percent of Total Investments

Alabama                  0.7%   Hawaii         5.7%   Nebraska           2.6%     South Carolina     4.4%

Alaska                   0.7    Illinois        5.9   Nevada             2.4      Tennessee          2.0

Arizona                  2.0    Indiana         1.6   New Hampshire      1.0      Texas              8.9

California               14.0   Kansas          0.8   New Jersey         2.8      Utah               0.8

Colorado                 2.5    Louisiana       0.3   New York           7.8      Virginia           8.0

Connecticut              0.5    Maine           0.0   North Carolina     0.7      Washington         0.6

District of Columbia     0.7    Maryland        2.2   Ohio               1.8      Wisconsin          3.2
                                                                                                   ---------
Florida                  4.2    Michigan        1.0   Pennsylvania       1.3

Georgia                  5.7    Missouri        2.7   Rhode Island       0.5      Total+            100.0%
                                                                                                   ---------

+ Does not include open short futures contracts with an underlying face amount of $15,723,438 with unrealized depreciation of $72,287.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                           /s/ Ronald E. Robison
                                           Ronald E. Robison
                                           Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                           /s/ Francis Smith
                                           Francis Smith
                                           Principal Financial Officer

                                       5